Income Taxes	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 15: — INCOME TAXES

a.	Corporate income tax rate in Israel:

Taxable income of Israeli companies is subject to Corporate income tax at the rate of 23.0%, 23.0% and 24.0% for the years ended March 31, 2020, 2019 and 2018, respectively.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “industrial company” as defined by this law and, as such, is entitled to certain income tax benefits, mainly increased depreciation rates in respect of machinery and equipment (as prescribed by regulations published under the Inflationary Adjustments Law) and the right to claim public issuance expenses, amortization of acquired patents and other intangible property rights as deductions for tax purposes.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (“the Investments Law”):

Various production and development facilities of the Company have been granted “Approved Enterprise” and “Benefited Enterprise” status, which provides certain benefits, including tax exemptions and reduced tax rates for a defined period. The benefits available to an Approved Enterprise and Benefited Enterprise relate only to taxable income attributable to the specific investment program and are conditioned upon terms stipulated in the Investments Law and the related regulations and the criteria set forth in the applicable certificate of approval (for an Approved Enterprise).  If the Company does not fulfill these conditions, in whole or in part, the benefits can be cancelled and the Company may be required to pay additional tax to refund the benefits, in an amount linked to the Israeli consumer price index plus interest.

The Company qualifies as a foreign investors’ company, or FIC. FICs are entitled to further reductions in the tax rate normally applicable to Approved or Benefited Enterprises, depending on the level of foreign ownership.  The tax rate ranges between 10% (when foreign ownership is 90% or more) to 25% (when the foreign ownership is below 49%).

The Company has two active plans, one Approved Enterprises under the Alternative Benefits Program (Plan 5) and one Benefited Enterprise (Plan 6), granting us a package of benefits, subject to compliance with applicable requirements.   Under Plan 5 (benefit period starting 2007), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years following implementation of such plan and to a reduced tax rate of 10% to 25% (depending on the level of foreign investment) for eight additional years thereafter.  With respect to Plan 5, given the high level of investments in such plan, we met the conditions to qualify as a "High Level Foreign Investment Company" which entitled Plan 5 to an additional 5 years of benefits, subject to receipt of approval from the Israeli Investment Center (“IIC,” now called the "Authority for Investments and Development of the Economy and Industry").  On November 5, 2019, we received the approval from the IIC regarding the 5 year extension of Plan 5, subject to meeting certain pre-agreed additional conditions that will be examine by the IIC at the end of the extension period.  Under Plan 6 (benefit period starting 2010), the Company was entitled to an exemption from corporate income tax on undistributed profits for a period of two years and a reduced tax rate of 10% to 25% (depending on the level of foreign investment) for eight additional years thereafter.

The entitlement to these benefits is conditional upon the Company fulfilling the requirements of the Investments Law, regulations published thereunder and the certificate of approval for the specific investments in the case of Approved Enterprises.  In the event of failure to comply with these requirements, the benefits may be reduced or canceled and the Company may be required to refund the amount of the benefits it received, in whole or in part, including linkage and interest.  As of March 31, 2020, management believes that the Company complied with all of the aforementioned requirements.

If the Company pays a dividend, the source of which is income derived from the Approved and/or Benefited Enterprises during the tax exempt period, the Company will be subject to corporate tax at the rate ordinarily applicable to the Approved/Benefited Enterprise from which it was exempt, on the gross amount of such dividend.

The Company has decided not to declare dividends out of such tax-exempt income.  Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Approved and/or Benefited Enterprises.

Dividends paid by a company, the source of which is income derived from the Approved Enterprise accrued during the benefits period, are generally subject to withholding tax at a rate of 15% (which is withheld and paid by or on behalf of the company paying the dividend), and such withholding tax may be reduced by an applicable treaty if such dividends were paid during the benefits period or at any time up to 12 years thereafter.  The 12-year limitation does not apply to a FIC.

For the years ended March 31, 2020 and 2019, income not eligible for Approved and/or Benefited Enterprise benefits is taxed at the regular corporate income tax rate.

d.	The New Incentives Regime—Amendment 68 to the Investment Law

Under Amendment 68 to the Investment Law (“Amendment 68”), upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all qualifying industrial income of such company (an “Industrial Company”), as opposed to the previous law’s incentives, which were limited to income from Approved/Benefited Enterprises during the benefits period.  Under the law, when the election is made, the uniform tax rate for 2014 and onwards will be 9% in areas in Israel designated as Development Zone A (decreased to 7.5% as of January 1, 2017) and 16% elsewhere in Israel.  The decrease of the uniform tax rate to 7.5% was effective for the reporting periods starting April 1, 2017.  The profits of these Industrial Companies will be freely distributable as dividends, subject to withholding tax of 20% or lower, under an applicable tax treaty.  Certain “Special Preferred Enterprise” that meet more stringent criteria (significant investment, R&D or employment thresholds), and will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere.  In order to be classified as a “Special Preferred Enterprise,” the approval of three governmental authorities in Israel is required.  We did not elect to apply for Amendment 68 in tax year 2019 or 2018.  The Company currently continues to apply the pre Amendment 68 regime, however, may still decide in the future to make the above-mentioned election.

e.	The New Technological Enterprise Incentives Regime – 2017 Amendment to the Investment Law

Amendment 73 to the Investment Law (“the 2017 Amendment”), was enacted as part of the Economic Efficiency Law that was published on December 29, 2016, and is effective as of January 1, 2017. The 2017 Amendment is based on the OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project and introduced the incentive regimes of “Preferred Technological Enterprise” and of "Special Preferred Technological Enterprise", as described below. These new regimes are in addition to the other existing post Amendment 68 tax incentives regimes under the Investment Law.

The new incentives regime will apply to "Preferred Technological Enterprises" that meet the “Preferred Enterprise” requirements and certain additional conditions, including all of the following:

1.

The Enterprise’s average R&D expenses in the three years prior to the current tax year must be greater than or equal to 7%, in average, of the Enterprise-owning company’s total revenue or exceed NIS 75 million (approximately $21,000) per year;

2.	A company must also satisfy one of the following conditions:
•	at least 20% of the workforce (or at least 200 employees) are employees of which salaries are fully allocated to R&D expenses;
•

a venture capital investment of an amount approximately equivalent to at least $2.2 million was previously made in the company and the company did not change its field of business after the investment; or

•	growth in sales or workforce by an average of 25% in the three years preceding the tax year in comparison to the prior tax year.

A "Special Preferred Technological Enterprise" is an enterprise that meets conditions 1 and 2 above, and in addition is a part of a group of companies that have total annual consolidated revenues above NIS 10 billion (approximately $2.6 billion).

Preferred Technological Enterprises will be subject to a corporate tax rate of 7.5% for operations in Development Zone A or 12% for operations outside of Development Zone A with respect to the portion of their income derived from certain types of proprietary IP as defined within the Investment Law and which were generally developed in Israel, while Special Preferred Technological Enterprises will be subject to 6% with respect to income related to such IP.  The withholding tax on dividends from these enterprises will be 4% for dividends paid to a foreign company and the distributing company is held by foreign companies at a rate of at least 90%. For other dividend distributions, the withholding tax rate shall be 20% (or a lower rate under a tax treaty, if applicable).

The Company continues to apply the pre Amendment 68 regime.

f.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 of Israel:

With respect to the Israeli entity, commencing in taxable year 2003, the Company elected to measure its taxable income and file its tax returns in U.S. dollars in keeping with Israeli Income Tax Regulations, 1986 (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income).  Such an election was binding to the Company for three years.  Accordingly, commencing taxable year 2003, results for tax purposes are measured in U.S. Dollar terms.  After the initial three-year term, the Company must make the election on an annual basis.  Through taxable year 2019, the Company has consistently elected, for tax purposes, to measure its earnings in U.S. dollars.

g.	Income from continuing and discontinued operations before income taxes is comprised of the following:

	Year ended March 31,
	2020	2019	2018
Domestic (Israel)	$99,182	$184,410	$91,485
Foreign (North America, the Cayman Islands, Ireland and the U.K.)	198,853	172,444	200,548
Income from continuing and discontinued operations before taxes	$298,035	$356,854	$292,033

h.	Taxes on income are comprised of the following:

	Year ended March 31,
	2020	2019	2018
Current taxes	$55,895	$60,203	$27,687
Prior years' benefits	(9,995)	(2,980)	(1,830)
Deferred income taxes	7,585	17,509	56,097
	$53,485	$74,732	$81,954

Domestic (Israel)	$4,177	$33,183	$17,373
Foreign (North America)	49,308	41,549	64,581
	$53,485	$74,732	$81,954

Included within current and deferred income tax expense are benefits relating to research and development tax credits at Taro Canada of $664, $867 and $1,091 for the years ended March 31, 2020, 2019 and 2018, respectively.  Taro Canada uses the “flow-through” method and therefore records the benefits in earnings in the period the tax credits are utilized.

On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the “Tax Act”), which among other provisions, reduced the U.S. corporate tax rate from 35% to 21%, effective January 1, 2018. Fiscal year filers, such as Taro U.S.A., recognize a partial reduction in the U.S. corporate tax rate for their year ending after January 1, 2018, and thereafter recognize the full reduction in the U.S. corporate tax rate.  For the year ending March 31, 2018, Taro U.S.A. was subject to a 31.5% federal tax rate and for subsequent years Taro U.S.A. is subject to a 21% federal tax rate.

On March 27, 2020 the U.S. enacted the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) which, among other provisions, allows U.S. corporations to carry existing losses back to the preceding five years.  The Company expects to receive a benefit due to the increased value of its losses when carried back to preceding years in which the U.S. federal corporate income tax rate was 35% versus the current 21%.

i.	Reconciliation of the statutory tax rate of the parent company in Israel to the effective consolidated tax rate:

	Year ended March 31,
	2020	2019	2018
Statutory tax rate (in Israel)	23.0%	23.0%	24.0%

(Decrease) increase in effective tax rate due to:
Tax benefits from reduced tax rates under benefit programs and other	(4.1%)	(6.2%)	(7.8%)
Utilization of net operating losses	—	(0.4%)	(2.5%)
Different tax rates applicable to non-Israeli subsidiaries	1.3%	0.8%	(2.3%)
Uncertain tax positions, net	(0.6%)	3.4%	(3.3%)
FX on tax payments	0.4%	(0.3%)	—
Taxes from prior years	(0.8%)	0.6%	5.7%
Net operating loss carryback (1)	(1.3%)	—	—
Change in Federal corporate income tax rate	—	—	14.2%
Effective consolidated tax rate	17.9%	20.9%	28.0%

(1)

Net operating loss carryback is attributed to the CARES Act which was enacted in the U.S. on March 27, 2020.  The CARES Act, among other provisions, allows U.S. corporations to carry existing losses back to the preceding five years.  The Company expects to receive a benefit due to the increased value of its losses when carried back to preceding years in which the U.S. federal corporate income tax rate was 35% versus the current 21%.

j.	Current taxes are calculated at the following combined federal and local rates:

	Year ended March 31,
	2020	2019	2018
On Israeli operations (not including “Approved Enterprise”)	23.0%	23.0%	24.0%
On U.S. operations *	21.2%	21.2%	31.7%
On Canadian operations *	25.0%	25.0%	25.0%
On U.K. discontinued operations *	*	*	20.0%
On Ireland discontinued operations *	*	*	12.5%

*

The U.S. and Canadian subsidiaries are taxed on the basis of the tax laws prevailing in their countries of residence.  The Canadian subsidiary qualifies for research and development tax credits and manufacturing and processing credits, thereby reducing its effective tax rate.  Since the U.K. and Ireland operations are classified as discontinued operations, there is no current tax.

k.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward losses.

	March 31,
	2020	2019
Deferred tax assets:
Operating loss carryforward	$548	$4,383
Capital loss carryforward	17,749	18,301
Deferred revenue	24,765	19,726
Property, plant, and equipment	1,440	1,440
Intangible assets	36,612	41,420
Accrued expenses	45,756	50,742
Bad debt allowance	583	83
Hedge accounting	792	84
Marketable securities	262	—
Other, net	8,506	7,448
Total deferred tax assets	137,013	143,627
Valuation allowance for deferred tax assets	(23,338)	(24,652)
Net deferred tax assets	113,675	118,975
Deferred tax liabilities:
Property, plant, and equipment	(10,178)	(8,803)
Marketable securities	—	(1,924)
Other, net	(199)	(259)
Total deferred tax liabilities	(10,377)	(10,986)
Net deferred tax assets	$103,298	$107,989
Domestic	$4,224	$5,684
Foreign	99,074	102,305
	$103,298	$107,989

The deferred income taxes are presented on the Consolidated Balance Sheets as follows:

	March 31,
	2020	2019
Among non-current assets	$106,693	$110,974
Among long-term liabilities	(3,395)	(2,985)
	$103,298	$107,989
l.	Carryforward tax losses:
1.	The Company:

As of March 31, 2020, the Company has $77,169 carryforward capital losses.  Please refer to Note 13.c. and Note 15.p. for additional information relating to Israel’s carryforward capital losses.

2.	Canadian subsidiary:

As of March 31, 2020, this subsidiary has no carryforward losses.

3.	U.S. subsidiary

As of March 31, 2020, this subsidiary has deferred losses of $28,473.  This subsidiary intends to carry the entire loss back to previous years.

m.	The Company’s Board of Directors has determined that its U.S. subsidiary will not pay any dividends as long as such payment will result in any tax expense for the Company.
n.

At March 31, 2020, deferred income taxes were not provided for on a cumulative total of $1,587,378 of the undistributed earnings of Taro Canada, which are not taxable provided earnings remain undistributed.  Taro Canada may not pay any dividend as long as such dividend will result in the current 25% tax expense for the Company.

o.	Foreign withholding taxes have been accrued as necessary by the Company and its subsidiaries.
p.	Federal tax assessments:

The Company completed its tax assessments with the Israeli tax authorities for years through 2014.  In February 2017, after consulting with its tax advisors, the Company filed an appeal pursuant to Section 153 of the Income Tax Ordinance (New Version), 1961 in the Haifa District Court. The appeal challenged the ITA’s tax assessment for the period of January 1, 2010 through March 31, 2014 in the amount of $40,782 (before interest, linkage and penalties), and denial of an unutilized capital loss in an amount of $74,551 that had been claimed by the Company.  The Company is under examination by the Israeli tax authorities for the years 2015 through 2017. The Company may be subject to examination by the Israeli tax authorities for the years 2015 and onward.  The Company believes that its tax provision is adequate to satisfy any assessments resulting from examination to the years.

In March 2018, the Company reached a settlement with the Israel Tax authority (“ITA”), under which the Company is obligated to pay a reduced tax assessment of $15,000, and the Company was permitted to record the unutilized capital loss, transfer intellectual property from TNA to Taro Israel and Taro Canada and reorganize assets held by our subsidiaries without triggering an Israeli tax event (the “Settlement”). The Settlement finalized all tax disputes between the parties for the tax years 2010 through 2014 as well as related tax issues with respect to the tax years 2015 through 2016, which years were not subject to the controversy.

Taro U.S.A. completed its tax assessments with the U.S. tax authorities for the years through March 31, 2015.  The period in which Taro U.S.A.’s tax return for the year ending March 31, 2016 may be examined has expired and this year is no longer subject to federal audit.

Taro Canada completed its tax assessments with the Canadian tax authorities for the years through 2011.  The Company’s tax provision was materially adequate to satisfy these assessments.  The Company is under examination by the Canada tax authorities for the year ended March 31, 2015 through the short period ended March 15, 2017.  Taro Canada remains subject to examination by the Canadian tax authorities for periods after March 15, 2017 according to the statute of limitations.  The Company believes that its tax provision is adequate to satisfy any assessments resulting from examinations related to these years.

q.	Uncertain tax positions:

The Company adopted FASB ASC Section 740-10-25, “Income Taxes-Overall-Recognition,” effective January 1, 2007, which prescribes a model for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return (see Note 2.h).

	Year ended March 31,
	2020	2019	2018
Unrecognized tax exposure at beginning of year	$28,188	$16,810	$23,457
Increases as a result of positions taken in prior period	382	1,689	—
Decreases as a result of positions taken in prior period	(7,913)	(128)	(15,506)
Increases as a result of positions taken in current period	4,601	9,817	8,859
Unrecognized tax exposure at end of year	$25,258	$28,188	$16,810

The total amount of interest and linkage to Consumer Price Index recognized on the Consolidated Statement of Operations for the three years ended March 31, 2020, 2019 and 2018, were $1,224, $323, and $427 respectively.  The total amount of interest and linkage to Consumer Price Index recognized on the Consolidated Balance Sheets at March 31, 2020 and 2019 were $2,548 and $1,324, respectively.

The total amount of unrecognized tax benefits, which would impact the effective tax rate if recognized, was $25,258 and $28,188 at March 31, 2020 and 2019, respectively.